PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property and equipment as of December 31, 2022 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	66,602	14,207	68,302	240	13,971	2,354	62,614	228,290
Additions related to business combinations (note 26.2)	650	147	398	128	—	—	—	1,323
Additions	26,542	2,599	1,269	—	—	—	22,749	53,159
Derecognition	(776)	(458)	(296)	—	—	—	—	(1,530)
Transfers	1	(9)	8,667	—	17,534	—	(26,193)	—
Translation	(182)	(7)	(130)	(92)	—	—	4	(407)
Values at end of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835

Depreciation
Accumulated at beginning of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Additions	13,899	2,896	8,110	82	337	—	—	25,324
Derecognition	(746)	(397)	(286)	—	—	—	—	(1,429)
Translation	184	9	77	20	—	—	—	290
Accumulated at end of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Carrying amount	37,476	5,496	27,394	163	29,676	2,354	59,174	161,733

Property and equipment as of December 31, 2021 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127
Additions related to business combinations (note 26.2)	71	781	456	273	—	—	—	1,581
Additions	17,644	3,709	1,372	—	64	—	28,591	51,380
Disposals	(1,462)	(418)	(506)	(138)	—	—	(322)	(2,846)
Transfers	—	—	15,454	—	—	—	(15,454)	—
Translation	17	51	(42)	26	—	—	(4)	48
Values at end of year	66,602	14,207	68,302	240	13,971	2,354	62,614	228,290

Depreciation
Accumulated at beginning of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Additions	10,571	2,073	6,811	36	308	—	—	19,799
Disposals	(1,216)	(279)	(460)	(54)	—	—	—	(2,009)
Translation	22	30	(37)	12	—	—	—	27
Accumulated at end of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Carrying amount	24,578	5,732	25,387	229	12,479	2,354	62,614	133,373